Retirement Benefits - Fair Value Measurements of Pension and Postretirement Benefit Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Derivative, Fair Value, Net	$ (2)	$ 1
Derivative, Notional Amount	3,481	4,018
Net liabilities pending transactions excluded	(131)	(77)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	12,165	11,883	$ 10,859
Financial Instruments Sold, Not yet Purchased, Corporate Debt	(44)	(56)
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	12,306	11,961
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4,004	3,387
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2,998	3,321
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	469	485
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4,835	4,768
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	351	309
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	260	238
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	91	71
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,974	3,977
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2,699	2,485
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2	1
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,273	1,491
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,178	878
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,002	664
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	176	214
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	47	50
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	47	50
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2,848	3,182
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2,523	2,846
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	325	336
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	517	466
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	43	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	161	140
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	12	12
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	301	314
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4,590	4,576
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,045	664
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2,907	3,250
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	337	348
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	301	314
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Equity Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,124	953
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Equity Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,124	953
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	774	768
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	774	768
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	760	631
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	760	631
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	733	747
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	130	136
Pension Plan, Defined Benefit [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	603	611
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,665	1,635	1,627
Financial Instruments Sold, Not yet Purchased, Corporate Debt	(18)	(27)
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,655	1,634
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	678	620
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	172	192
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	805	822
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	95	65
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	54	32
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	41	33
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	713	761
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	387	396
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2	1
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	324	364
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	58	52
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	14	10
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	44	42
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | US Treasury and Government [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7	57
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7	57
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | State and Municipal Debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	74	57
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	74	57
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	363	299
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	223	182
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4	2
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	136	115
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	502	465
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	237	192
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	129	158
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Debt Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	136	115
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	175	197
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Hedge Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	175	197
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	86	71
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Real Estate Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	86	71
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	84	75
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Other Postretirement Benefits Plan [Member] | Fair Value, Recurring [Member] | Private Placement [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	84	75
Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Derivative, Notional Amount	127	140
Pension and other post retirement benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	469	485	285
Pension and other post retirement benefit [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2	1	3
Pension and other post retirement benefit [Member] | Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	337	348	144
Pension and other post retirement benefit [Member] | Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	130	136	$ 138
Pension and other post retirement benefit [Member] | Fair Value, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	13,961	13,595
Pension and other post retirement benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4,682	4,007
Pension and other post retirement benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,170	3,513
Pension and other post retirement benefit [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	469	485
Pension and other post retirement benefit [Member] | Fair Value, Recurring [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 5,640	$ 5,590